Schedule Of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
2014	$ 20,653
2015	22,530
2016	24,511
2017	26,422
2018	28,034
Years 2019 - 2023	164,420
Postretirement Benefit
Defined Benefit Plan Disclosure [Line Items]
2014	1,970
2015	2,685
2016	2,680
2017	2,627
2018	2,527
Years 2019 - 2023	$ 10,852